STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Aug. 31, 2011	Aug. 31, 2011	Aug. 31, 2011
Operating Activities
Net (loss)	$ (99)	$ (6,572)	$ (7,071)
Net cash (used) for operating activities		(6,572)	(7,071)
Financing Activities
Loans from Shareholder		3,000	3,499
Sale of Common Shares		3,600	7,600
Net cash provided by financing activities		6,600	11,099
Net increase (decrease) in cash and equivalents		28	4,028
Cash and equivalents at beginning of the period		4,000
Cash and equivalents at end of the period	4,028	4,028	4,028
Supplemental cash flow information:
Interest paid		0	0
Income taxes paid		$ 0	$ 0